Financial Risk Management (Details) - Schedule of Leverage Ratio S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 27, 2023 PEN (S/)	Oct. 05, 2023 USD ($)
Schedule of Leverage Ratio [Abstract]
Total borrowing, bonds and civil compensation	[1]	S/ 2,115,471	S/ 2,238,699
Less: Cash and cash equivalents		(1,003,888)	(917,554)	S/ (43,600)	$ (12)
Net debt (a)		1,111,583	1,321,145
Total equity (b)		1,487,289	1,346,006
Total net debt plus equity (a) + (b)		S/ 2,598,872	S/ 2,667,151
Gearing ratio		0.43	0.5

[1]	As of December 31, 2023, the provision for civil compensation amounts to S/ 469.8 million (S/ 488.9 million as of December 31, 2022).